CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Income before taxation for the period		$ 7,404	$ 11,044	$ 5,348	$ 18,447	$ 19,702
Adjustment for:
– Interest expense (net)		619	576	612	1,195	1,276
– Depreciation, depletion and amortisation	[1]	7,555	5,881	7,872	13,436	14,157
– Exploration well write-offs		269	554	204	823	440
– Net (gains)/losses on sale and revaluation of non-current assets and businesses		(143)	(10)	(53)	(154)	(98)
– Share of (profit)/loss of joint ventures and associates		(898)	(1,318)	(629)	(2,216)	(2,210)
– Dividends received from joint ventures and associates		792	738	884	1,530	1,780
– (Increase)/decrease in inventories		(954)	(608)	1,171	(1,562)	5,389
– (Increase)/decrease in current receivables		1,965	(195)	8,289	1,770	14,231
– Increase/(decrease) in current payables	[2]	(1,269)	(1,949)	(4,573)	(3,218)	(15,379)
– Derivative financial instruments		253	1,386	(907)	1,638	(3,244)
– Retirement benefits		(332)	(61)	14	(392)	30
– Decommissioning and other provisions	[2]	(332)	(600)	(282)	(931)	(492)
– Other	[1]	2,027	509	954	2,536	624
Tax paid		(3,448)	(2,616)	(3,773)	(6,064)	(6,917)
Cash flow from operating activities		13,508	13,330	15,130	26,838	29,289
Capital expenditure		(4,445)	(3,980)	(4,614)	(8,424)	(10,774)
Investments in joint ventures and associates		(261)	(500)	(436)	(761)	(743)
Investments in equity securities		(13)	(13)	(80)	(25)	(114)
Cash capital expenditure		(4,719)	(4,493)	(5,130)	(9,211)	(11,631)
Proceeds from sale of property, plant and equipment and businesses		710	323	362	1,033	1,841
Proceeds from joint ventures and associates from sale, capital reduction and repayment of long-term loans		57	133	100	190	357
Proceeds from sale of equity securities		2	569	18	570	20
Interest received		648	577	522	1,224	970
Other investing cash inflows		883	857	1,908	1,740	2,607
Other investing cash outflows		(920)	(1,494)	(794)	(2,414)	(1,417)
Cash flow from investing activities		(3,338)	(3,528)	(3,015)	(6,866)	(7,253)
Net increase/(decrease) in debt with maturity period within three months		(179)	(107)	(186)	(286)	(272)
Other debt:
– New borrowings		132	167	362	299	777
– Repayments		(4,154)	(1,532)	(1,774)	(5,686)	(3,228)
Interest paid		(1,287)	(911)	(1,158)	(2,198)	(2,027)
Derivative financial instruments		(115)	(297)	(152)	(412)	48
Change in non-controlling interest		(1)	(4)	2	(5)	(27)
Cash dividends paid to:
– Shell plc shareholders		(2,177)	(2,210)	(1,983)	(4,387)	(4,013)
– Non-controlling interest		(82)	(68)	(575)	(150)	(585)
Repurchases of shares		(3,958)	(2,824)	(3,624)	(6,782)	(7,915)
Shares held in trust: net sales/(purchases) and dividends received		(24)	(462)	86	(486)	(146)
Cash flow from financing activities		(11,846)	(8,248)	(9,003)	(20,094)	(17,388)
Effects of exchange rate changes on cash and cash equivalents		(126)	(379)	(93)	(505)	199
Increase/(decrease) in cash and cash equivalents		(1,801)	1,175	3,020	(627)	4,848
Cash and cash equivalents at beginning of period		39,949	38,774	42,074	38,774	40,246
Cash and cash equivalents at end of period		$ 38,148	$ 39,949	$ 45,094	$ 38,148	$ 45,094

[1]	See Note 8 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[2]	To further enhance consistency between working capital and the Balance Sheet and the Statement of Cash Flows, from January 1, 2024, onwards movements in current other provisions are recognised in 'Decommissioning and other provisions' instead of 'Increase/(decrease) in current payables'. Comparatives for the second quarter 2023 and the half year 2023 have been reclassified accordingly by $46 million and $172 million respectively to conform with current period presentation.